Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 36,054	$ 37,894
Work-in-process	2,409	3,794
Finished goods	11,587	11,095
Inventory on consignment	693	517
Inventory Net	$ 50,743	$ 53,300